JPMorgan U.S. Applied Data Science Value Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.4%
Aerospace & Defense — 1.9%
Northrop Grumman Corp.	4	2,249
RTX Corp.	10	1,150
		3,399
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	11	1,485
Automobile Components — 0.3%
Lear Corp.	5	605
Banks — 7.3%
Bank of America Corp.	83	3,301
Citigroup, Inc.	29	1,797
Citizens Financial Group, Inc.	24	978
M&T Bank Corp.	9	1,555
PNC Financial Services Group, Inc. (The)	11	2,070
Wells Fargo & Co.	58	3,296
		12,997
Beverages — 1.1%
Coca-Cola Co. (The)	26	1,903
Biotechnology — 4.3%
AbbVie, Inc.	19	3,695
Regeneron Pharmaceuticals, Inc. *	2	1,858
Vertex Pharmaceuticals, Inc. *	4	2,011
		7,564
Building Products — 2.2%
Fortune Brands Innovations, Inc.	13	1,153
Trane Technologies plc	7	2,678
		3,831
Capital Markets — 4.1%
BlackRock, Inc.	2	2,550
Charles Schwab Corp. (The)	20	1,290
CME Group, Inc.	6	1,280
Morgan Stanley	21	2,171
		7,291
Chemicals — 3.1%
Axalta Coating Systems Ltd. *	55	1,980
DuPont de Nemours, Inc.	17	1,503
Linde plc	4	2,101
		5,584
Consumer Finance — 0.7%
Ally Financial, Inc.	18	635
Capital One Financial Corp.	4	689
		1,324

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.5%
Target Corp.	7	1,178
Walmart, Inc.	19	1,499
		2,677
Containers & Packaging — 0.6%
Berry Global Group, Inc.	15	989
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	77	1,695
Electric Utilities — 3.6%
NextEra Energy, Inc.	40	3,397
PG&E Corp.	86	1,699
Xcel Energy, Inc.	19	1,225
		6,321
Electrical Equipment — 2.0%
Eaton Corp. plc	11	3,562
Electronic Equipment, Instruments & Components — 0.5%
Teledyne Technologies, Inc. *	2	963
Entertainment — 0.5%
Take-Two Interactive Software, Inc. *	6	865
Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B *	7	3,327
Block, Inc. *	12	809
Corpay, Inc. *	3	926
Fidelity National Information Services, Inc.	10	844
Fiserv, Inc. *	7	1,267
Mastercard, Inc., Class A	3	1,154
		8,327
Food Products — 1.6%
Mondelez International, Inc., Class A	30	2,221
Tyson Foods, Inc., Class A	10	614
		2,835
Ground Transportation — 2.7%
CSX Corp.	50	1,723
Norfolk Southern Corp.	9	2,223
Uber Technologies, Inc. *	11	859
		4,805
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	7	820
Boston Scientific Corp. *	21	1,724
Medtronic plc	23	2,079
		4,623
Health Care Providers & Services — 4.4%
Centene Corp. *	16	1,204

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Cigna Group (The)	6	2,228
UnitedHealth Group, Inc.	8	4,396
		7,828
Health Care REITs — 0.8%
Ventas, Inc.	22	1,388
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	41	727
Hotels, Restaurants & Leisure — 2.0%
Expedia Group, Inc. *	6	917
McDonald's Corp.	7	1,994
Travel + Leisure Co.	13	612
		3,523
Household Products — 1.4%
Procter & Gamble Co. (The)	10	1,713
Spectrum Brands Holdings, Inc.	8	773
		2,486
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	9	1,853
Industrial REITs — 1.7%
Prologis, Inc.	24	2,977
Insurance — 3.4%
Loews Corp.	27	2,139
MetLife, Inc.	15	1,216
Travelers Cos., Inc. (The)	11	2,700
		6,055
Interactive Media & Services — 1.1%
Meta Platforms, Inc., Class A	4	2,029
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	16	1,201
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	4	2,519
Machinery — 3.7%
Deere & Co.	4	1,771
Dover Corp.	12	2,256
Parker-Hannifin Corp.	4	2,458
		6,485
Media — 1.4%
Comcast Corp., Class A	58	2,419
Multi-Utilities — 1.9%
CMS Energy Corp.	21	1,465
Public Service Enterprise Group, Inc.	21	1,866
		3,331

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 7.3%
Cheniere Energy, Inc.	8	1,470
ConocoPhillips	29	3,079
Diamondback Energy, Inc.	7	1,178
EOG Resources, Inc.	15	1,859
Exxon Mobil Corp.	36	4,137
Phillips 66	9	1,185
		12,908
Personal Care Products — 0.5%
Kenvue, Inc.	35	820
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	48	2,457
Eli Lilly & Co.	1	941
Jazz Pharmaceuticals plc *	8	898
Johnson & Johnson	7	1,212
		5,508
Professional Services — 1.1%
Booz Allen Hamilton Holding Corp.	6	1,015
SS&C Technologies Holdings, Inc.	12	876
		1,891
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	13	1,578
Retail REITs — 0.2%
Regency Centers Corp.	6	453
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc. *	7	1,112
Analog Devices, Inc.	8	1,929
Micron Technology, Inc.	7	736
NXP Semiconductors NV (China)	4	982
Texas Instruments, Inc.	11	2,259
		7,018
Software — 1.0%
Microsoft Corp.	4	1,818
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	8	1,311
Specialty Retail — 3.7%
AutoZone, Inc. *	1	1,556
Lowe's Cos., Inc.	9	2,470
O'Reilly Automotive, Inc. *	1	1,426
TJX Cos., Inc. (The)	10	1,184
		6,636

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	41	836
Seagate Technology Holdings plc	10	1,066
		1,902
Tobacco — 1.4%
Philip Morris International, Inc.	20	2,442
Total Common Stocks (Cost $124,251)		172,751
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b) (Cost $4,387)	4,385	4,388
Total Investments — 99.9% (Cost $128,638)		177,139
Other Assets Less Liabilities — 0.1%		185
NET ASSETS — 100.0%		177,324

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	14	12/20/2024	USD	4,071	87

Abbreviations
USD	United States Dollar

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$177,139	$—	$—	$177,139
Appreciation in Other Financial Instruments
Futures Contracts (a)	$87	$—	$—	$87

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$1,157	$11,766	$8,537	$1	$1	$4,388	4,385	$40	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	—	661	661	—	—	—	—	— (c)	—
Total	$1,157	$12,427	$9,198	$1	$1	$4,388		$40	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
(c)	Amount rounds to less than one thousand.